Document and Entity Information	12 Months Ended
Jul. 31, 2015
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jul. 31, 2015
Trading Symbol	goas
Entity Registrant Name	XIANGTIAN (USA) AIR POWER CO., LTD.
Entity Central Index Key	0001472468
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY